CAPITAL STOCK - Schedule of information about the warrants which were outstanding (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares shares	Dec. 31, 2021 Share	Dec. 31, 2020 Share
Schedule Of Warrants [Line Items]
Number of Warrants | Share	7,062,119	3,399,280	0
Exercisable | shares	7,062,119
November 5, 2021 [Member]
Schedule Of Warrants [Line Items]
Date Issued	Nov. 05, 2021
Number of Warrants | Share	3,249,998
Exercisable | shares	3,249,998
Exercise Price | $ / shares	$ 4.5
Expiry Date	Nov. 05, 2023
April 14, 2022 [Member]
Schedule Of Warrants [Line Items]
Date Issued	Apr. 14, 2022
Number of Warrants | Share	3,812,121
Exercisable | shares	3,812,121
Exercise Price | $ / shares	$ 4.45
Expiry Date	Apr. 14, 2027